SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Reconciliation of Cash and Cash Equivalents

The following table provides a reconciliation of cash and cash equivalents reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	December 31,
	2022	2021
Cash and cash equivalents	$78,841	$15,506
	$78,841	$15,506

Property and Equipment

Useful Lives
Computer equipment	3 – 7 years
Furniture and office equipment	5 – 7 years
Capitalized software	3 years
Leasehold improvements	Shorter of the useful life and the remaining lease term

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
Capitalized software	$32,283	$27,606
Computer equipment	912	749
Furniture and office equipment	332	428
Leasehold improvements	14	233
Capitalized software development in process	4,107	1,218
Total property and equipment	37,648	30,234
Less: accumulated depreciation and amortization	(26,316)	(21,360)
Total property and equipment, net	$11,332	$8,874

Schedule of Intangible Assets

Amortization Period
Covenants not to compete	5 years
Trade name with definite life	20 years
Acquired technology	10 years
Customer relationships	5 – 10 years
Supplier relationships	15 years
Developed technology	5 – 10 years